Arca U.S. Treasury Fund

(the “Fund”)

Supplement dated March 17, 2021 to

the Prospectus and Statement of Additional Information (“SAI”), each dated July 6, 2020, as supplemented.

The section entitled Plan of Distribution – Purchasing Shares that begins on page 31 of the Prospectus is stricken in its entirety and replaced with the following:

Purchasing Shares

Investors may purchase Shares directly from the Fund by completing an account application available through the Fund’s web portal at arcalabs.com. To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor sends funds. Account applications must be completed electronically and submitted electronically directly to the Transfer Agent. The Transfer Agent will not accept account applications via mail, overnight delivery, facsimile or other similar means of delivery.

Upon receipt of the completed account application, the Transfer Agent will establish an account for the shareholder. In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund’s AML/KYC Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call 1-800-445-3148 for additional assistance when completing an application.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and documentation is not received.

A potential shareholder must also have a “wallet” on the Ethereum network. Shares purchased directly from the Fund will be held in a book-entry system by the Transfer Agent, and a record of such shares will appear in the investor’s wallet. An investor can access their wallet (using a distinct private key) on the Ethereum network to initiate a transaction. An investor that initiates a transaction on Ethereum must pay transaction fees (referred to as “gas”) to the Ethereum network in order to validate the transaction. Gas is paid in the form of ether, the fundamental token on Ethereum. The amount of ether required to pay the gas will vary from transaction to transaction dependent upon, among other things, the complexity or size of a particular transaction, congestion on the Ethereum network, and the amount of ether that a user has indicated they are willing to pay to complete a transaction. For more information, including the costs and risks of effecting transactions on Ethereum, see “About the Digital Securities” and “Risks of Digital Securities.”

If you wish to make an investment in the Fund, please visit the Fund’s web portal at arcalabs.com or call the Fund at 1-800-445-3148 for instructions. All investments must be made by wire or Automated Clearing House (“ACH”). The account number assigned to an investor’s account will be required as part of the instruction that should be provided to an investor’s bank to send a wire or ACH for the initial purchase of Fund shares. An investor’s bank must include the name of the Fund, the investor’s account number, and the investor’s name in its instructions so that monies can be correctly applied.

Any commercial bank can transfer same-day funds via wire. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)

Credit: UMB Bank, N.A.

Account #: (number provided by calling toll-free number above)

Further Credit:

Arca U.S. Treasury Fund

(shareholder registration)

Commercial clients of Signature Bank who use Signature Bank’s digital payments platform, Signet™, and who have established a Fund account and an Ethereum wallet in accordance with the Fund’s procedures set forth above, may initiate a purchase of ArCoin through Signet. Each Signet in circulation represents one U.S. dollar held in a Signature Bank deposit account, and the Signet platform leverages blockchain technology to allow Signature Bank’s commercial clients to make real time transfers in U.S. dollars to other commercial clients of Signature Bank. Fund shareholders who wish to use Signet to facilitate purchases of ArCoin will be prompted to provide their Signet wallet address when completing their Fund subscription information on the Fund’s web portal and will receive the address of the Transfer Agent’s Signet wallet. Purchases of ArCoin initiated from an investor’s Signet wallet must be directed to the Transfer Agent’s Signet wallet, and the Transfer Agent will match the investor’s Signet wallet address to the corresponding Fund account. Commercial clients of Signature Bank may also choose to have the Transfer Agent transfer their redemption proceeds (if any) to their Signet wallet using the Signet platform. The Signet platform cannot be used to transfer ArCoin between Fund shareholders. ArCoins can be transferred in peer-to-peer transactions on Ethereum (see “Peer-to-Peer Transactions”).

The Fund will normally accept wired funds for the full amount of the shares to be purchased for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Purchases made by ACH may take longer than one business day for the Fund to receive proceeds for the purchase, and the Transfer Agent may need additional information on your account to establish ACH privileges. The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Your bank may charge you a fee for wiring same-day funds.

All shares will be purchased at the NAV per share next determined after the Fund has accepted your completed application and received funding of the purchase. Receipt of funds by the Fund before 4:00 p.m. (Eastern time) will be processed on that same day at that day’s NAV per share. Funds received after 4:00 p.m. (Eastern time) will be processed on the next business day.

Subsequent Investments - By Wire or ACH

Subsequent investments may be made by wire or ACH. Instructions for subsequent investments are available by dialing 1-800-445-3148 or visiting the Fund’s web portal at arcalabs.com. Before sending a wire, investors must contact the Transfer Agent to advise them of their intent to wire funds. Wired funds for an investment received prior to 4:00 p.m. Eastern time on any business day will receive that day’s NAV. Purchases made by ACH may take longer than one business day for the Fund to receive proceeds for the purchase, and the Transfer Agent may need additional information on your account to establish ACH privileges. The Fund and its agents, including the Transfer Agent and Custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. The Fund reserves the right to reject wires sent without prior notice to the Transfer Agent.

Customers of Signature Bank who have selected the Signet feature in their Fund account and who maintain a Signet wallet may initiate subsequent investments from their Signet wallet.

Peer-to-Peer Transactions

ArCoins can be transferred in peer-to-peer transactions, and a complete record of such transactions is viewable on Ethereum. Although records of peer-to-peer transactions are viewable on Ethereum, record and beneficial ownership of the Fund’s shares is reflected on the records of the Transfer Agent. The Transfer Agent’s records constitute the official shareholder records and govern the record ownership of ArCoins in all circumstances.

Peer-to-peer transactions do not have to occur at NAV and there is no minimum number of ArCoins that can be transferred in a peer-to-peer transaction. The Fund will publish its NAV daily on the Fund’s website, but there is no requirement for peer-to-peer transactions to occur at NAV. Instead, individual participants in peer-to-peer transactions on the Ethereum blockchain will negotiate the price at which such transactions will occur and the number of shares that will transfer. Using blockchain in this fashion is relatively new and untested in the closed-end fund market. The Fund therefore anticipates that there will initially be limited to no liquidity in ArCoins due to low or no volume in peer-to-peer transactions on which to base the value of an ArCoin. Investors should therefore initially expect greater price volatility in the secondary market than would be the case if the shares had greater liquidity.

Potential shareholders must be “whitelisted” by the Transfer Agent prior to purchasing ArCoins, whether shares are purchased directly from the Fund or in a peer-to-peer transaction. In order to be whitelisted, each potential shareholder must have completed the Fund’s Anti-Money Laundering/Know Your Customer (“AML/KYC”) process (see “Anti-Money Laundering/Know Your Customer”). Potential shareholders must also have completed documentation required for a shareholder to establish a Fund account with the Transfer Agent (see “Plan of Distribution – Purchasing Shares”). Account applications and other documents required by the Transfer Agent to establish an account are available through the Fund’s web portal at arcalabs.com. To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Account applications must be completed electronically and submitted electronically directly to the Transfer Agent. The Transfer Agent will not accept account applications via mail, overnight delivery, facsimile or other similar means of delivery. The Transfer Agent is responsible for ensuring that each potential transferee in a peer-to-peer transaction has established a Fund account on the books and records of the Fund.

A potential shareholder must also have a “wallet” on the Ethereum network. Wallets are software applications developed by third parties, including the Developer, which store a shareholder’s public and private keys. The Fund does not currently have a proprietary wallet for use with ArCoins. Rather, third-party developed wallets compatible with ArCoins may be available as a web-based application, mobile application, desktop application, web browser plugin, or on a hardware-based device. Shares purchased directly from the Fund will be held in a book-entry system by the Transfer Agent, and a record of such shares will appear in the investor’s wallet on the Ethereum network. An investor can access their wallet (using a distinct private key) on the Ethereum network to initiate a transaction.

An investor that initiates a transaction on Ethereum must pay transaction fees (referred to as “gas”) to the Ethereum network in order to validate the transaction. Gas is paid in the form of ether, the fundamental token on Ethereum. The amount of ether required to pay the gas will vary from transaction to transaction dependent upon, among other things, the complexity or size of a particular transaction, congestion on the Ethereum network, and the amount of ether that a user has indicated they are willing to pay to complete a transaction. For more information, including the costs and risks of effecting transactions on Ethereum, see “About the Digital Securities” and “Risks of Digital Securities.”

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Please retain this supplement for future reference.